Convertible Notes Payable (Details Narrative) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2018
Original issue discount	$ 65,217	$ 65,217
Interest charges incurred	45,925	101,385
Convertible Note [Member]
Original issue discount	111,704	111,704
Interest expense	31,696	55,358
Interest charges incurred	4,496	7,537
Interest accrued and payable	$ 7,537	$ 7,537